UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     BeaconLight Capital, LLC

Address:  1330 Avenue of the Americas, 6th floor
          New York, New York 10019

13 File Number: 028-15209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ed Bosek
Title:    Managing Member
Phone:    (212) 612-3130


Signature, Place and Date of Signing:

  /s/ Ed Bosek              New York, New York              May 15, 2013
 -------------             -------------------             -------------
  [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $109,383
                                           (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8

                                TITLE                      VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
ACCRETIVE HEALTH INC          COM               00438V103    1,727    170,000  SH          SOLE       NONE     170,000
AMERICAN EXPRESS CO           COM               025816109    3,036     45,000      CALL    SOLE       NONE      45,000
BAIDU INC                     SPON ADR REP A    056752108    1,052     12,000  SH          SOLE       NONE      12,000
BRUNSWICK CORP                COM               117043109    2,224     65,000  SH          SOLE       NONE      65,000
ELLIE MAE INC                 COM               28849P100    2,095     87,100  SH          SOLE       NONE      87,100
EXPRESS SCRIPTS HLDG CO       COM               30219G108    6,338    110,000  SH          SOLE       NONE     110,000
FIFTH & PAC COS INC           COM               316645100      566     30,000  SH          SOLE       NONE      30,000
GRIFOLS S A                   SP ADR REP B NVT  398438408    2,031     69,999  SH          SOLE       NONE      69,999
HORNBECK OFFSHORE SVCS INC N  COM               440543106    1,951     42,000  SH          SOLE       NONE      42,000
ISHARES TR                    RUSSELL 2000      464287655    4,249     45,000      PUT     SOLE       NONE      45,000
JOS A BANK CLOTHIERS INC      COM               480838101    5,187    130,000  SH          SOLE       NONE     130,000
JOS A BANK CLOTHIERS INC      COM               480838101    5,590    140,100      CALL    SOLE       NONE     140,100
JOS A BANK CLOTHIERS INC      COM               480838101    5,187    130,000      PUT     SOLE       NONE     130,000
LORILLARD INC                 COM               544147101      807     20,000      PUT     SOLE       NONE      20,000
MICRON TECHNOLOGY INC         COM               595112103    1,198    120,000  SH          SOLE       NONE     120,000
MICRON TECHNOLOGY INC         COM               595112103      898     90,000      CALL    SOLE       NONE      90,000
NORFOLK SOUTHERN CORP         COM               655844108    6,552     85,000  SH          SOLE       NONE      85,000
OWENS CORNING NEW             COM               690742101    4,732    120,000  SH          SOLE       NONE     120,000
PPG INDS INC                  COM               693506107      536      4,000  SH          SOLE       NONE       4,000
QUIKSILVER INC                COM               74838C106    1,032    170,000  SH          SOLE       NONE     170,000
REALOGY HLDGS CORP            COM               75605Y106    4,664     95,500  SH          SOLE       NONE      95,500
SANDISK CORP                  COM               80004C101    6,595    120,000  SH          SOLE       NONE     120,000
SANDISK CORP                  COM               80004C101      550     10,000      CALL    SOLE       NONE      10,000
SEMGROUP CORP                 CL A              81663A105    8,792    170,000  SH          SOLE       NONE     170,000
SIX FLAGS ENTMT CORP NEW      COM               83001A102    2,899     40,000  SH          SOLE       NONE      40,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103    4,700     30,000      PUT     SOLE       NONE      30,000
SUSSER HLDGS CORP             COM               869233106   12,011    235,000  SH          SOLE       NONE     235,000
TARGA RES CORP                COM               87612G101    3,194     47,000  SH          SOLE       NONE      47,000
ULTRATECH INC                 COM               904034105    5,139    130,000  SH          SOLE       NONE     130,000
VIVUS INC                     COM               928551100    1,594    144,900  SH          SOLE       NONE     144,900
VIVUS INC                     COM               928551100    2,257    205,200      CALL    SOLE       NONE     205,200



SK 26749 0002 13822072